3 BUSINESS COMBINATIONS (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Ameri Georgia
Purchase price allocation	$ 9,900,000
Ameri Georgia | Intangible Asset
Purchase price allocation	1,800,000
Ameri Georgia | Goodwill
Purchase price allocation	3,500,000
Ameri Georgia | Cash
Purchase price allocation	1,400,000
Ameri Georgia | Accounts Receivable
Purchase price allocation	5,600,000
Ameri Georgia | Other Assets
Purchase price allocation	200,000
Ameri Georgia | Current Assets
Purchase price allocation	7,300,000
Ameri Georgia | Accounts Payable
Purchase price allocation	1,300,000
Ameri Georgia | Accrued Expenses & Other Current Liabilities
Purchase price allocation	1,300,000
Ameri Georgia | Current Liabilities
Purchase price allocation	2,700,000
Ameri Georgia | Net Working Capital Acquired
Purchase price allocation	4,600,000
BigTech
Purchase price allocation	900,000
BigTech | Intangible Asset
Purchase price allocation	600,000
BigTech | Goodwill
Purchase price allocation	300,000
Virtuoso
Purchase price allocation	1,800,000
Virtuoso | Intangible Asset
Purchase price allocation	900,000
Virtuoso | Goodwill
Purchase price allocation	900,000
DCM
Purchase price allocation	15,800,000
DCM | Intangible Asset
Purchase price allocation	5,400,000
DCM | Goodwill
Purchase price allocation	$ 10,400,000